PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Sensitivity) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 4,558	$ 887	$ 431
Hydroelectric
Changes in Property Plant And Equipment [Line Items]
Change in fair value	3,775	828	$ 190
Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,290	1,020
Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,290)	(1,020)
25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,050)	(910)
25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(240)	(200)
25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,130	970
25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	260	210
North America | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	800	620
North America | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(800)	(620)
North America | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(770)	(710)
North America | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(210)	(180)
North America | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	840	770
North America | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 230	$ 190
Brazil | Hydroelectric
Changes in Property Plant And Equipment [Line Items]
Useful life	29	15
Brazil | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 370	$ 310
Brazil | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(370)	(310)
Brazil | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(180)	(130)
Brazil | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(30)	(20)
Brazil | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	190	130
Brazil | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	30	20
Colombia | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	100	70
Colombia | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(100)	(70)
Colombia | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(80)	(50)
Colombia | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Colombia | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	80	50
Colombia | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	20	20
Europe | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(20)	(20)
Europe | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(20)	(20)
Europe | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	20	20
Europe | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 0	$ 0